LEASES (Details Narrative) - USD ($)				1 Months Ended
	Aug. 05, 2024	Dec. 15, 2023	Dec. 15, 2021	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets							$ 24,000	$ 8,000	$ 56,000
Lease Agreement [Member]
Monthly payments	$ 2,400
Car Rental Agreement [Member]
Lease term of contract, years				3 years	3 years
Monthly payments				$ 1,000	$ 1,000
Miami Lease Agreement [Member]
Lease term of contract, years		1 year	1 year
Monthly payments		$ 670	$ 600
Additional lease term of contract, years		1 year	1 year
Addtional monthly payments		$ 700	$ 630
Right-of-use assets		$ 16,000	$ 15,000
Neve Yarak, lsrael [Member]
Lease term of contract, years						1 year
Monthly payments						$ 2,000
Additional lease term of contract, years						2 years
Neve Yarak, lsrael [Member] | First Option Period [Member]
Addtional monthly payments						$ 2,500
Neve Yarak, lsrael [Member] | Second Option Period [Member]
Addtional monthly payments						$ 2,750
Neve Yarak, lsrael [Member] | Additional Option Period [Member]
Additional lease term of contract, years						2 years